Subsequent Events (Details)													1 Months Ended
	Aug. 16, 2021 USD ($)	Aug. 16, 2021 HKD ($)	Aug. 16, 2021 USD ($)	Aug. 16, 2021 HKD ($)	Aug. 12, 2021 USD ($)	Aug. 12, 2021 HKD ($)	Aug. 01, 2021 USD ($)	Aug. 01, 2021 HKD ($)	Jul. 08, 2021 USD ($)	Jul. 08, 2021 CNY (¥)	Jun. 07, 2021 USD ($)	Jun. 07, 2021 HKD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 SGD ($)	Jul. 21, 2021 USD ($)	Jul. 21, 2021 HKD ($)	Oct. 05, 2021 HKD ($)	Sep. 24, 2021 USD ($)	Sep. 23, 2021 USD ($)	Aug. 26, 2021 USD ($)	Aug. 16, 2021 HKD ($)	Aug. 12, 2021 HKD ($)	Jul. 27, 2021 USD ($)	Jul. 27, 2021 CNY (¥)	Jul. 08, 2021 CNY (¥)	Jun. 04, 2021 USD ($)	Jun. 04, 2021 HKD ($)	May 24, 2021 USD ($)	May 24, 2021 HKD ($)
Subsequent Events (Details) [Line Items]
Holding amount			$ 206,032	$ 1,600,000							$ 3,669,937	$ 28,500,000
Amount paid to company					$ 565,182				$ 78,478								$ 4,400,000	$ 565,182	$ 1,182,300	$ 183,115		$ 4,400,000			¥ 506,700	$ 183,497	$ 1,425,000	$ 183,497	$ 1,425,000
Equity interest percentage	53.33%		53.33%																		53.33%
Acquire property amount					$ 11,309,019	$ 88,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Holding amount													$ 46,442	$ 62,479
Purchase price									$ 261,593	¥ 1,689,000					$ 3,302,943	$ 650,000
Equity interest percentage									15.00%														7.00%	7.00%	15.00%
Acquire property amount													$ 4,644,243	$ 6,247,900
CLPS Lihong [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amount of consideration																							$ 650,497	¥ 4,200,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Holding amount	$ 206,032	$ 1,600,000					$ 157,743	$ 1,225,000
Amount paid to company	$ 78,871		$ 78,871																		$ 612,500
Equity interest percentage							35.02%	35.02%